Deferred Tax as Restated - Summary of Items with Respect to, Deferred Tax Assets have not been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Deductible temporary differences	$ 15,420	$ 12,842
Tax losses	609,200	200,523
Deferred tax asset not yet recognized	$ 624,620	$ 213,365